Financial instruments - Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
KADOKAWA Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 62,200	¥ 52,951
ANYCOLOR Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	9,706	10,815
Bandai Namco Holdings Inc.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 61,872	¥ 0